Commitments - Additional Information (Details) € in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Jul. 28, 2023 EUR (€)	May 31, 2023 EUR (€)
Disclosure Of Commitments [Abstract]
Rental payment obligation under the lease agreement		€ 600	€ 600
Asset recognised for expected reimbursement, contingent liabilities in business combination | $				$ 193
Planned capital expenditures	€ 350	350
Celloram
Disclosure Of Commitments [Abstract]
Milestone payments			50		€ 160,000
Seal Rock
Disclosure Of Commitments [Abstract]
Milestone payments			€ 2,000			€ 100,000
Switzerland, Francs | Acquisition of Versantis
Disclosure Of Commitments [Abstract]
Additional milestone payments	65,000	€ 65,000
Bonds of HCRx
Disclosure Of Commitments [Abstract]
Royalty income	€ 1,800